Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Trucks [Member]
Estimated Useful Lives of Property and Equipment	P5Y
Containers [Member]
Estimated Useful Lives of Property and Equipment	P5Y
Software [Member] | Minimum [Member]
Estimated Useful Lives of Property and Equipment	P2Y	P2Y
Software [Member] | Maximum [Member]
Estimated Useful Lives of Property and Equipment	P3Y	P3Y
Office Equipment [Member] | Minimum [Member]
Estimated Useful Lives of Property and Equipment	P3Y	P3Y
Office Equipment [Member] | Maximum [Member]
Estimated Useful Lives of Property and Equipment	P7Y	P7Y
Furniture and Fixtures [Member]
Estimated Useful Lives of Property and Equipment	P8Y	P8Y
Waste and Recycling Equipment [Member]
Estimated Useful Lives of Property and Equipment	P5Y	P5Y
Leasehold Improvements [Member]
Estimated Useful Lives of Property and Equipment description	Varies by Lease	Varies by Lease